Financial statements preparation (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Oct. 01, 2019
Financial statements preparation
Impact on adoption of AASB 16			$ 3,178
ROU assets included in property and equipment	$ 2,918	$ 0
Lease liabilities recognised in other liabilities	2,925
Depreciation of right-of-use assets recognised in operating expenses	630
AASB 16 Leases
Financial statements preparation
interest expense on the lease liability recognised in net interest expense	64
AASB 16 Leases | Adjustment
Financial statements preparation
ROU assets included in property and equipment			3,200
Lease liabilities recognised in other liabilities			3,300
Previously recognised accrued lease payments			$ 100
Weighted average incremental borrowing rate			2.10%
AASB 16 Leases | Adjustment | Retained profits
Financial statements preparation
Impact on adoption of AASB 16			$ 0
AASB 117 Leases
Financial statements preparation
Total lease commitments		3,700
Parent Entity
Financial statements preparation
Impact on adoption of AASB 16			2,888
ROU assets included in property and equipment	2,652	0
Lease liabilities recognised in other liabilities	2,672
Depreciation of right-of-use assets recognised in operating expenses	567
Parent Entity | AASB 16 Leases
Financial statements preparation
interest expense on the lease liability recognised in net interest expense	$ 56
Parent Entity | AASB 16 Leases | Adjustment
Financial statements preparation
ROU assets included in property and equipment			2,900
Lease liabilities recognised in other liabilities			3,000
Previously recognised accrued lease payments			$ 100
Parent Entity | AASB 117 Leases
Financial statements preparation
Total lease commitments		$ 3,400